Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 45,789	$ 45,390
Severance costs			31,700	34,100
Other restructuring costs			14,100	11,300
Impairment of operating right-of-use assets and related property, plant and equipment			12,559	8,845
Onerous contract provision			1,500
Restructuring reserve	14,983		14,983		$ 6,999	$ 6,022
Workforce reduction and onerous contract cost
Restructuring Cost and Reserve [Line Items]
Impairment of operating right-of-use assets and related property, plant and equipment			12,600	8,600
Onerous contract provision			1,500	$ 2,700
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	10,800		10,800		4,000
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	4,200		4,200		3,000
Restructuring reserve, current	1,100		1,100		1,000
Restructuring reserve, noncurrent	$ 3,100		$ 3,100		$ 2,000